Related Party Transactions (Details Narrative) (Wetouch Holding Group Limited) - Nov. 24, 2020 - Wetouch Holding Group Limited [Member] - Subsequent Event [Member]	USD ($)	CNY (¥)
Repayment of related party transaction | $	$ 4,300,000
RMB [Member]
Repayment of related party transaction | ¥		¥ 29,500,000